SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Apr. 25, 2014
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(in millions)

	Balance at Beginning of Fiscal Year*	Additions		Deductions		Balance at End of Fiscal Year*
		Charges to Earnings*	Charges to Other Accounts*	Other Changes (Debit) Credit*
Allowance for doubtful accounts:
Year ended 4/25/14	$98	$43	$—	$(30	) (a)	$115
				$4	(b)
Year ended 4/26/13	$100	$51	$—	$(53	) (a)	$98
				$—	(b)
Year ended 4/27/12	$97	$66	$—	$(55	) (a)	$100
				$(8	) (b)
Deferred tax valuation allowance:
Year ended 4/25/14	$313	$104	$5	$(29	) (c)	$397
				$4	(b)
Year ended 4/26/13	$258	$71	$—	$(15	) (c)	$313
				$(1	) (b)
Year ended 4/27/12	$286	$49	$—	$(77	) (c)	$258
				$—	(b)

* For the fiscal year ended April 27, 2012, amounts include the results from both continuing operations and discontinued operations.

(a) Uncollectible accounts written off, less recoveries.

(b) Reflects primarily the effects of foreign currency fluctuations.

(c) Decrease in deferred tax valuation allowance due to carryover attribute utilization and expiration.